Note 10 - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Notes Tables
Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	December 31,
	201 5	201 4
Deferred tax assets:
Net operating loss carryforwards	$3,395	$2,395
Research credit carryforwards	236	152
Accrued expenses	—	35
Share-based compensation	148	38
Other	32	—
Total deferred tax assets	3,811	2,620
Valuation allowance	(3,811)	(2,620)
Net deferred tax asset	$—	$—

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	Year Ended December 31,
	2015	2014
Statutory rate	34.0%	34.0%
Permanent differences	(10.3)	(1.6)
State and local income taxes	0.1	—
Credits and other	(0.1)	6.1
State tax rate true-up	5.3	—
Valuation allowance	(29.0)	(38.5)
Effective rate	0.0%	0.0%

Summary of Operating Loss and Tax Credit Carryforwards [Table Text Block]
	Amount (In thousands)	Expiration Years
Net operating losses—federal	$9,935	Beginning 2031
Tax credits—federal	236	Beginning 2041